Earnings (Loss) Per Share - Additional information (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock dividend rate			8.00%		8.00%
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock dividend rate					0.00%
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	29,626	29,626	29,626	29,626	29,626	29,626	29,626
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive			17,169	8,280	8,268	8,433	2,424